Schedule of Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Short-term Borrowings (Tables):
Schedule of Shor-term Borrowings (Tables)	Short-term borrowings included the following at December 31:
	2013	2012

Securities sold under repurchase agreements	$ 18,095	$ 17,068